GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2025

(unaudited)

COMMON STOCKS — 64.1%
	SHARES	VALUE
Software & Services — 9.2%
Cadence Design Systems, Inc. (a)	10,282	$3,061,363
Intuit, Inc.	4,716	2,959,148
Microsoft Corporation	41,806	16,524,240
Palo Alto Networks, Inc. (a)	18,476	3,453,719
ServiceNow, Inc. (a)	5,144	4,912,571
Shopify, Inc. (a)	25,000	2,375,000
		33,286,041
Capital Goods — 6.1%
Deere & Company	5,248	2,432,763
Eaton Corporation PLC	10,408	3,063,803
Ferguson Enterprises, Inc.	15,607	2,647,884
MYR Group, Inc. (a)	14,633	1,789,909
Trane Technologies PLC	9,501	3,641,828
United Rentals, Inc.	3,116	1,967,598
Westinghouse Air Brake Technologies Corporation	18,706	3,455,746
Xylem, Inc.	27,149	3,273,355
		22,272,886
Semiconductors & Semiconductor Equipment — 5.2%
Analog Devices, Inc.	11,600	2,261,072
ASML Holding NV (b)	3,740	2,498,619
NVIDIA Corporation	114,801	12,504,125
NXP Semiconductors NV (b)	9,455	1,742,651
		19,006,467
Media & Entertainment — 5.1%
Alphabet, Inc., Class A	62,283	9,890,540
Netflix, Inc. (a)	5,000	5,658,600
Spotify Technology SA (a)	5,107	3,135,596
		18,684,736
Financial Services — 4.4%
Fiserv, Inc. (a)	11,012	2,032,485
Intercontinental Exchange, Inc.	17,678	2,969,374
Mastercard, Inc., Class A	14,830	8,127,730
Visa, Inc., Class A	8,317	2,873,523
		16,003,112

	SHARES	VALUE
Consumer Discretionary Distribution & Retail — 3.5%
Home Depot, Inc. (The)	9,892	$3,565,967
MercadoLibre, Inc. (a)(b)	1,467	3,419,357
TJX Companies, Inc. (The)	44,595	5,738,485
Tractor Supply Company	1,310	66,312
		12,790,121
Technology Hardware & Equipment — 3.5%
Apple, Inc.	60,169	12,785,913

Banks — 3.5%
Bank of America Corporation	100,000	3,988,000
East West Bancorp, Inc.	48,032	4,109,138
PNC Financial Services Group, Inc. (The)	28,515	4,582,075
		12,679,213
Healthcare Equipment & Services — 3.4%
Alcon, Inc.	35,019	3,418,204
Elevance Health, Inc.	7,489	3,149,724
Stryker Corporation	10,759	4,023,005
UnitedHealth Group, Inc.	4,720	1,941,997
		12,532,930
Insurance — 2.9%
Arthur J. Gallagher & Company	7,712	2,473,161
Progressive Corporation (The)	15,121	4,260,191
Travelers Companies, Inc. (The)	13,908	3,673,520
		10,406,872
Consumer Services — 2.7%
Booking Holdings, Inc.	510	2,600,633
Bright Horizons Family Solutions, Inc. (a)	20,925	2,624,413
Chipotle Mexican Grill, Inc. (a)	45,286	2,287,849
Marriott International, Inc., Class A	9,124	2,176,804
		9,689,699

1

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
April 30, 2025
(unaudited)	continued

	SHARES	VALUE
Consumer Staples Distribution & Retail — 2.6%
Costco Wholesale Corporation	7,236	$7,196,202
Sysco Corporation	30,845	2,202,333
		9,398,535
Pharmaceuticals, Biotechnology & Life Sciences — 2.3%
AstraZeneca PLC ADR (b)	36,787	2,640,939
Gilead Sciences, Inc.	28,375	3,023,072
Thermo Fisher Scientific, Inc.	5,889	2,526,381
		8,190,392
Household & Personal Products — 1.6%
Procter & Gamble Company (The)	17,374	2,824,491
Unilever PLC ADR (b)	49,477	3,144,264
		5,968,755
Renewable Energy & Energy Efficiency — 1. 2%
First Solar, Inc. (a)	15,473	1,946,813
Ormat Technologies, Inc.	35,154	2,552,180
		4,498,993
Transportation — 1.1%
J.B. Hunt Transport Services, Inc.	14,910	1,946,948
Union Pacific Corporation	10,254	2,211,377
		4,158,325
Materials — 1.1%
Avery Dennison Corporation	11,233	1,922,079
International Flavors & Fragrances, Inc.	25,779	2,022,620
		3,944,699
Consumer Durables & Apparel — 1.0%
Deckers Outdoor Corporation (a)	14,495	1,606,481
Lululemon Athletica, Inc. (a)	7,160	1,938,713
		3,545,194

	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) — 0.9%
Equinix, Inc. REIT	2,596	$2,234,507
Prologis, Inc. REIT	10,930	1,117,046
		3,351,553
Commercial & Professional Services — 0.9%
Verisk Analytics, Inc.	10,870	3,222,194

Utilities — 0.8%
American Water Works Company, Inc.	19,443	2,858,315

Real Estate Management & Development — 0.6%
Jones Lang LaSalle, Inc. (a)	9,787	2,225,662

Food & Beverage — 0.5%
McCormick & Company, Inc.	23,732	1,819,295
Total Common Stocks
(Cost $127,286,407)		233,319,902

	PRINCIPAL AMOUNT
BONDS & NOTES — 35.2%

Green and Sustainability Bonds — 26.3%
Alphabet, Inc. 1.10%, due 8/15/30 (c)	$6,000,000	5,168,478
Apple, Inc. 3.00%, due 6/20/27 (c)	5,000,000	4,913,365
Asian Development Bank 3.125%, due 9/26/28 (b)	4,000,000	3,930,068
AvalonBay Communities, Inc. 2.05%, due 1/15/32 (c)	4,000,000	3,400,656
Boston Properties LP 4.50%, due 12/1/28 (c)	5,000,000	4,924,090
Bridge Housing Corporation 3.25%, due 7/15/30 (c)	4,500,000	4,109,787
Century Housing Corporation 5.40%, due 8/15/25	4,500,000	4,494,208
European Investment Bank 2.125%, due 4/13/26 (b)	500,000	491,861

2

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
April 30, 2025
(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
European Investment Bank 3.75%, due 2/14/33 (b)	$5,000,000	$4,906,040
Export Development Canada 4.75%, due 6/5/34	5,000,000	5,185,945
International Bank for Reconstruction & Development 4.00%, due 7/25/30 (b)	4,000,000	4,030,260
International Finance Corporation 2.125%, due 4/7/26 (b)	2,885,000	2,838,344
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, due 9/15/30 (b)(c)	3,000,000	2,589,651
Kreditanstalt fuer Wiederaufbau 4.375%, due 2/28/34 (b)	4,000,000	4,047,500
Mastercard, Inc. 1.90%, due 3/15/31 (c)	5,000,000	4,393,865
Nederlandse Waterschapsbank NV 2.375%, due 3/24/26 (b)(d)	3,500,000	3,451,042
New Jersey Infrastructure Bank 3.00%, due 9/1/31	2,500,000	2,334,430
NXP BV / NXP Funding LLC / NXP USA, Inc. 5.00%, due 1/15/33 (b)(c)	4,500,000	4,349,691
Prologis LP 1.25%, due 10/15/30 (c)	4,500,000	3,814,272
Public Finance Authority 5.292%, due 7/1/29	3,000,000	3,058,341
Salesforce, Inc. 1.50%, due 7/15/28 (c)	2,500,000	2,313,495
San Francisco Bay Area Rapid Transit District 2.622%, due 8/1/29	2,000,000	1,892,632
Starbucks Corporation 2.45%, due 6/15/26 (c)	4,500,000	4,408,249
United States International Development Finance Corporation 2.58%, due 7/15/38	2,493,208	2,174,733

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
Verizon Communications, Inc. 3.875%, due 2/8/29 (c)	$3,000,000	$2,948,724
Visa, Inc. 0.75%, due 8/15/27 (c)	3,500,000	3,270,694
Xylem, Inc. 2.25%, due 1/30/31 (c)	2,500,000	2,182,848
		95,623,269
Community Development Financial Institutions — 3.8%
Capital Impact Partners 1.00%, due 9/15/25 (c)	1,500,000	1,477,629
Capital Impact Partners 5.50%, due 3/15/27	3,750,000	3,781,511
Local Initiatives Support Corporation 1.00%, due 11/15/25	2,000,000	1,955,362
Local Initiatives Support Corporation 3.782%, due 3/1/27 (c)	2,000,000	1,984,740
National Community Renaissance of California 3.27%, due 12/1/32 (c)	4,000,000	3,413,904
Reinvestment Fund, Inc. (The) 3.78%, due 2/15/26	1,400,000	1,370,966
		13,984,112
U.S. Government Agencies — 3.7%
Federal Farm Credit Banks Funding Corporation 3.875%, due 8/15/28	4,000,000	4,002,624
Federal Farm Credit Banks Funding Corporation 1.14%, due 8/20/29 (c)	5,500,000	4,910,004
Federal Home Loan Banks 3.315%, due 11/13/35	5,000,000	4,497,250
		13,409,878

3

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
April 30, 2025
(unaudited)	concluded

	PRINCIPAL AMOUNT	VALUE
Capital Goods — 0.9%
Trane Technologies Financing Ltd. 3.80%, due 3/21/29 (b)(c)	$3,500,000	$3,426,398

Municipal — 0.5%
Commonwealth of Massachusetts 4.11%, due 7/15/31 (c)	1,652,678	1,641,434
Total Bonds & Notes
(Cost $131,535,432)		128,085,091

SHORT-TERM INVESTMENTS — 0.6%
UMB Money Market Fiduciary Account, 0.01% (e) (Cost $1,997,733)		1,997,733
Total Short-term Investments
(Cost $1,997,733)		1,997,733
TOTAL INVESTMENTS — 99.9%
(Cost $260,819,572)		363,402,726
Other Assets Less Liabilities — 0.1%		387,006
NET ASSETS — 100.0%		$363,789,732

PLC – Public Limited Company

ADR – American Depository Receipt

REIT – Real Estate Investment Trusts

LP – Limited Partnership

LLC – Limited Liability Company

(a)	Non-income producing security.
(b)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	Callable
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $3,451,042.
(e)	The rate quoted is the annualized seven-day yield of the fund at the period end.
4

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2025

(unaudited)

COMMON STOCKS — 99.9%
	SHARES	VALUE
Software & Services — 20.3%
Accenture PLC, Class A (a)	16,435	$4,916,530
Adobe, Inc. (b)	11,499	4,311,895
ANSYS, Inc. (b)	2,199	707,814
Atlassian Corporation, Class A (a)(b)	4,191	956,847
Autodesk, Inc. (b)	5,601	1,536,074
Automatic Data Processing, Inc.	10,677	3,209,506
Cadence Design Systems, Inc. (b)	7,222	2,150,278
Cognizant Technology Solutions Corporation, Class A	12,997	956,189
Fidelity National Information Services, Inc.	13,947	1,100,140
Fortinet, Inc. (b)	17,155	1,780,003
Gen Digital, Inc.	15,390	398,140
HubSpot, Inc. (b)	1,216	743,584
International Business Machines Corporation	24,304	5,877,193
Intuit, Inc.	7,383	4,632,611
Microsoft Corporation	185,828	73,450,375
Okta, Inc., Class A (b)	4,447	498,776
Paycom Software, Inc.	1,116	252,651
PayPal Holdings, Inc. (b)	24,883	1,638,297
PTC, Inc. (b)	2,957	458,246
Salesforce, Inc.	25,272	6,790,839
ServiceNow, Inc. (b)	5,415	5,171,379
Synopsys, Inc. (b)	4,100	1,881,941
Teradata Corporation (b)	2,334	50,181
Western Union Company (The)	7,023	69,598
Workday, Inc., Class A (b)	5,611	1,374,695
ZoomInfo Technologies, Inc. (b)	4,958	42,441
		124,956,223
Semiconductors & Semiconductor Equipment — 14.8%
Advanced Micro Devices, Inc. (b)	42,673	4,154,217
Analog Devices, Inc.	13,227	2,578,207
Applied Materials, Inc.	21,503	3,240,717
Intel Corporation	113,184	2,274,998
Lam Research Corporation	34,242	2,454,124
Microchip Technology, Inc.	13,099	603,602
NVIDIA Corporation	644,083	70,153,520
NXP Semiconductors NV (a)	6,610	1,218,289

	SHARES	VALUE
Semiconductors & Semiconductor Equipment — (continued)
ON Semiconductor Corporation (b)	10,118	$401,685
Skyworks Solutions, Inc.	4,444	285,660
Texas Instruments, Inc.	23,980	3,837,999
		91,203,018
Financial Services — 10.0%
Ally Financial, Inc.	7,895	257,851
American Express Company	14,945	3,981,497
Ameriprise Financial, Inc.	2,504	1,179,434
Bank of New York Mellon Corporation (The)	18,444	1,483,082
BlackRock, Inc.	3,893	3,559,214
Charles Schwab Corporation (The)	45,201	3,679,361
CME Group, Inc.	9,408	2,606,769
Equitable Holdings, Inc.	8,397	415,232
FactSet Research Systems, Inc.	1,008	435,678
Franklin Resources, Inc.	7,876	147,754
Intercontinental Exchange, Inc.	14,983	2,516,694
Invesco Ltd.	8,855	123,350
Mastercard, Inc., Class A	21,589	11,832,067
Moody’s Corporation	4,213	1,908,994
Morgan Stanley	31,616	3,649,119
Nasdaq, Inc.	11,724	893,486
Northern Trust Corporation	5,312	499,222
Raymond James Financial, Inc.	5,236	717,541
S&P Global, Inc.	8,339	4,169,917
State Street Corporation	8,056	709,734
Synchrony Financial	10,606	550,982
T. Rowe Price Group, Inc.	5,223	462,497
Visa, Inc., Class A	45,503	15,721,286
Voya Financial, Inc.	2,509	148,533
		61,649,294
Media & Entertainment — 8.4%
Alphabet, Inc., Class A	153,988	24,453,295
Alphabet, Inc., Class C	130,634	21,017,704
Electronic Arts, Inc.	6,565	952,516
John Wiley & Sons, Inc., Class A	1,331	58,085
1

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
April 30, 2025
(unaudited)	continued

	SHARES	VALUE
Media & Entertainment — (continued)
New York Times Company (The), Class A	4,421	$230,157
Omnicom Group, Inc.	4,837	368,386
Scholastic Corporation	442	7,969
Walt Disney Company (The)	47,865	4,353,322
Warner Bros Discovery, Inc. (b)	60,196	521,899
		51,963,333
Pharmaceuticals, Biotechnology & Life Sciences — 6.2%
AbbVie, Inc.	46,460	9,064,346
Agilent Technologies, Inc.	7,451	801,728
Amgen, Inc.	14,098	4,101,390
Biogen, Inc. (b)	3,944	477,540
BioMarin Pharmaceutical, Inc. (b)	5,079	323,482
Bio-Techne Corporation	4,230	212,981
Bristol-Myers Squibb Company	53,510	2,686,202
Danaher Corporation	17,159	3,420,303
Gilead Sciences, Inc.	32,976	3,513,263
Illumina, Inc. (b)	4,245	329,412
IQVIA Holdings, Inc. (b)	4,905	760,618
Jazz Pharmaceuticals PLC (a)(b)	1,421	166,200
Merck & Company, Inc.	66,149	5,635,895
Mettler-Toledo International, Inc. (b)	572	612,366
Vertex Pharmaceuticals, Inc. (b)	6,795	3,462,052
Waters Corporation (b)	1,617	562,279
Zoetis, Inc.	11,800	1,845,520
		37,975,577
Capital Goods — 5.4%
3M Company	14,333	1,990,997
A.O. Smith Corporation	2,586	175,486
AGCO Corporation	1,685	142,939
Air Lease Corporation, Class A	2,574	120,360
Allegion PLC (a)	2,384	331,853
Applied Industrial Technologies, Inc.	1,079	262,499
Axon Enterprise, Inc. (b)	1,908	1,170,176
Builders FirstSource, Inc. (b)	3,120	373,246
Carrier Global Corporation	20,939	1,309,525
CNH Industrial NV (a)	22,472	260,001

	SHARES	VALUE
Capital Goods — (continued)
Deere & Company	6,791	$3,148,036
Dover Corporation	3,631	619,630
Eaton Corporation PLC	10,487	3,087,058
EMCOR Group, Inc.	1,258	504,081
Fastenal Company	14,620	1,183,781
Ferguson Enterprises, Inc.	5,408	917,521
Flowserve Corporation	3,456	156,315
Fortive Corporation	9,207	641,636
Fortune Brands Innovations, Inc.	3,286	176,852
Graco, Inc.	4,410	359,900
Granite Construction, Inc.	1,230	99,987
Hubbell, Inc.	1,447	525,521
IDEX Corporation	1,987	345,678
Illinois Tool Works, Inc.	7,905	1,896,489
Lennox International, Inc.	889	486,061
Lincoln Electric Holdings, Inc.	1,531	269,762
Masco Corporation	5,677	344,083
Middleby Corporation (The) (b)	1,431	190,824
Owens Corning	2,090	303,907
PACCAR, Inc.	13,471	1,215,219
Pentair PLC (a)	4,361	395,674
Quanta Services, Inc.	3,853	1,127,735
Rockwell Automation, Inc.	3,039	752,699
Roper Technologies, Inc.	2,879	1,612,470
Sensata Technologies Holding PLC	4,218	90,265
Snap-on, Inc.	1,415	444,041
Stanley Black & Decker, Inc.	4,087	245,302
Tennant Company	275	19,844
Timken Company (The)	1,617	103,892
Trane Technologies PLC	5,902	2,262,296
United Rentals, Inc.	1,698	1,072,202
W.W. Grainger, Inc.	1,173	1,201,516
Westinghouse Air Brake Technologies Corporation	4,328	799,555
Xylem, Inc.	6,520	786,116
		33,523,030
Renewable Energy & Energy Efficiency — 3.8%
Acuity, Inc.	831	202,440
First Solar, Inc. (b)	2,796	351,793
Itron, Inc. (b)	1,322	147,125
2

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
April 30, 2025
(unaudited)	continued

	SHARES	VALUE
Renewable Energy & Energy Efficiency — (continued)
Johnson Controls International, PLC (a)	16,966	$1,423,447
Ormat Technologies, Inc.	1,606	116,596
Tesla, Inc. (b)	75,966	21,434,567
		23,675,968
Healthcare Equipment & Services — 3.5%
Align Technology, Inc. (b)	1,933	334,989
Becton, Dickinson & Company	7,793	1,613,852
Cardinal Health, Inc.	6,444	910,473
Cencora, Inc.	4,423	1,294,479
Centene Corporation (b)	13,525	809,471
Cigna Group (The)	7,311	2,486,033
Cooper Cos., Inc. (The) (b)	5,347	436,690
DaVita, Inc. (b)	1,194	169,011
DENTSPLY SIRONA, Inc.	5,425	75,408
Dexcom, Inc. (b)	10,187	727,148
Edwards Lifesciences Corporation (b)	15,541	1,173,190
Elevance Health, Inc.	6,067	2,551,659
HCA Healthcare, Inc.	5,030	1,735,752
Henry Schein, Inc. (b)	3,307	214,856
Hologic, Inc. (b)	5,989	348,560
Humana, Inc.	3,129	820,549
IDEXX Laboratories, Inc. (b)	2,045	884,769
Insulet Corporation (b)	1,908	481,369
Labcorp Holdings, Inc.	2,177	524,679
Pediatrix Medical Group, Inc. (b)	1,939	24,974
Quest Diagnostics, Inc.	2,978	530,739
ResMed, Inc.	3,797	898,332
Select Medical Holdings Corporation	2,866	52,276
STERIS PLC	2,659	597,584
Teladoc Health, Inc. (b)	4,278	30,759
Veeva Systems, Inc., Class A (b)	3,990	932,423
West Pharmaceutical Services, Inc.	1,848	390,464
Zimmer Biomet Holdings, Inc.	5,307	546,886
		21,597,374

	SHARES	VALUE
Food & Beverage — 3.5%
Archer-Daniels-Midland Company	13,010	$621,228
Bunge Global SA	3,836	301,970
Campbell Soup Company (The)	4,676	170,487
Coca-Cola Company (The)	107,855	7,824,880
Conagra Brands, Inc.	12,879	318,240
Darling Ingredients, Inc. (b)	4,304	138,546
General Mills, Inc.	14,937	847,525
Hormel Foods Corporation	7,838	234,356
Ingredion, Inc.	1,693	224,864
JM Smucker Company (The)	2,855	331,951
Kellanova	7,240	599,255
Keurig Dr Pepper, Inc.	31,397	1,086,022
Kraft Heinz Company (The)	24,572	715,045
Lamb Weston Holdings, Inc.	3,689	194,816
McCormick & Company, Inc.	6,635	508,639
Mondelez International, Inc., Class A	34,906	2,378,146
PepsiCo, Inc.	36,006	4,881,694
		21,377,664
Equity Real Estate Investment Trusts (REITs) — 3.3%
American Tower Corporation REIT	12,293	2,770,965
AvalonBay Communities, Inc. REIT	3,826	803,383
BXP, Inc. REIT	3,821	243,512
CBRE Group, Inc., Class A (b)	7,794	952,271
COPT Defense Properties REIT	2,665	69,583
Crown Castle, Inc. REIT	11,402	1,205,876
Digital Realty Trust, Inc. REIT	8,660	1,390,276
Equinix, Inc. REIT	2,553	2,197,495
Equity Residential REIT	9,338	656,088
Federal Realty Investment Trust REIT	1,716	161,338
Healthpeak Properties, Inc.	19,506	347,987
Host Hotels & Resorts, Inc. REIT	19,368	273,476
Iron Mountain, Inc. REIT	7,443	667,414
Jones Lang LaSalle, Inc. (b)	1,176	267,434
Macerich Company (The) REIT	6,763	99,146
Prologis, Inc. REIT	24,336	2,487,139
SBA Communications Corporation, Class A REIT	2,918	710,241

3

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
April 30, 2025
(unaudited)	continued

	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) — (continued)
Simon Property Group, Inc. REIT	8,428	$1,326,399
UDR, Inc. REIT	8,418	352,546
Ventas, Inc. REIT	11,075	776,136
Welltower, Inc. REIT	16,501	2,517,888
		20,276,593
Insurance — 3.1%
Allstate Corporation (The)	7,112	1,410,950
Arthur J. Gallagher & Company	6,561	2,104,047
Chubb Ltd. (a)	10,119	2,894,843
Hartford Insurance Group, Inc. (The)	7,528	923,460
Lincoln National Corporation	4,445	141,662
Loews Corporation	4,303	373,629
Marsh & McLennan Companies, Inc.	12,855	2,898,417
Principal Financial Group, Inc.	6,410	475,301
Progressive Corporation (The)	15,424	4,345,558
Prudential Financial, Inc.	9,074	931,991
Travelers Companies, Inc. (The)	6,021	1,590,327
Willis Towers Watson PLC (a)	2,705	832,599
		18,922,784
Consumer Services — 3.0%
Aramark	6,730	224,984
Booking Holdings, Inc.	869	4,431,274
Choice Hotels International, Inc.	653	82,350
Darden Restaurants, Inc.	3,006	603,124
Domino’s Pizza, Inc.	930	456,044
Hilton Worldwide Holdings, Inc.	6,589	1,485,688
Jack in the Box, Inc.	207	5,390
Marriott International, Inc., Class A	6,157	1,468,937
McDonald’s Corporation	18,891	6,038,508
Royal Caribbean Cruises Ltd.	6,718	1,443,765
Starbucks Corporation	29,621	2,371,161
Vail Resorts, Inc.	909	126,533
		18,737,758

	SHARES	VALUE
Consumer Discretionary Distribution & Retail — 2.9%
AutoNation, Inc. (b)	653	$113,720
Best Buy Company, Inc.	5,640	376,132
Buckle, Inc. (The)	839	29,164
CarMax, Inc. (b)	4,278	276,658
Foot Locker, Inc. (b)	2,330	28,589
GameStop Corporation, Class A (b)	11,633	324,095
Gap, Inc. (The)	6,157	134,838
Home Depot, Inc. (The)	26,089	9,404,824
Kohl’s Corporation	2,823	18,914
LKQ Corporation	6,472	247,295
Lowe’s Companies, Inc.	14,693	3,284,767
Nordstrom, Inc.	2,841	68,582
ODP Corporation (The) (b)	814	11,136
Pool Corporation	1,007	295,192
Signet Jewelers Ltd.	1,155	68,491
Target Corporation	12,041	1,164,365
Tractor Supply Company	14,437	730,801
Ulta Beauty, Inc. (b)	1,188	470,020
Williams-Sonoma, Inc.	3,333	514,848
		17,562,431
Materials — 2.6%
Albemarle Corporation	3,118	182,559
Amcor PLC (a)	60,133	553,224
Avery Dennison Corporation	1,982	339,140
Axalta Coating Systems Ltd. (b)	5,697	185,152
Ball Corporation	8,301	431,154
Compass Minerals International, Inc.	1,033	13,884
CRH PLC	17,486	1,668,514
Ecolab, Inc.	6,658	1,674,021
H.B. Fuller Company	1,475	79,709
International Flavors & Fragrances, Inc.	6,913	542,394
Linde PLC (a)	12,509	5,669,454
Minerals Technologies, Inc.	808	41,685
Mosaic Company (The)	8,605	261,592
Newmont Corporation	29,971	1,578,872
PPG Industries, Inc.	6,258	681,246
Sealed Air Corporation	3,523	97,094
Sherwin-Williams Company (The)	6,297	2,222,337
4

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
April 30, 2025
(unaudited)	continued

	SHARES	VALUE
Materials — (continued)
Sonoco Products Company	2,224	$91,184
		16,313,215
Household & Personal Products — 2.4%
Church & Dwight Company, Inc.	6,530	648,690
Clorox Company (The)	3,331	474,001
Colgate-Palmolive Company	20,112	1,854,125
Estee Lauder Companies, Inc. (The), Class A	6,279	376,489
Kimberly-Clark Corporation	8,850	1,166,253
Procter & Gamble Company (The)	61,971	10,074,626
		14,594,184
Technology Hardware & Equipment — 1.4%
Cognex Corporation	4,624	126,235
Corning, Inc.	20,918	928,341
Dell Technologies, Inc., Class C	8,328	764,177
F5, Inc. (b)	1,591	421,201
Flex Ltd. (b)	10,662	366,133
Hewlett Packard Enterprise Company	35,811	580,854
HP, Inc.	23,893	610,944
Keysight Technologies, Inc. (b)	4,414	641,796
Motorola Solutions, Inc.	4,415	1,944,322
NetApp, Inc.	5,568	499,728
TE Connectivity PLC (a)	7,592	1,111,317
Trimble, Inc. (b)	6,663	414,039
Xerox Holdings Corporation	1,332	5,874
Zebra Technologies Corporation, Class A (b)	1,408	352,451
		8,767,412
Transportation — 1.3%
ArcBest Corporation	716	41,900
Avis Budget Group, Inc. (b)	517	47,890
C.H. Robinson Worldwide, Inc.	3,134	279,616
CSX Corporation	51,413	1,443,163
Delta Air Lines, Inc.	4,442	184,920
Expeditors International of Washington, Inc.	3,615	397,325

	SHARES	VALUE
Transportation — (continued)
J.B. Hunt Transport Services, Inc.	2,250	$293,805
Ryder System, Inc.	1,042	143,452
U-Haul Holding Company	2,436	133,493
Union Pacific Corporation	16,065	3,464,578
United Parcel Service, Inc., Class B	19,124	1,822,517
		8,252,659
Banks — 1.0%
Bank of Hawaii Corporation	927	61,284
Cathay General Bancorp	1,605	66,913
Citizens Financial Group, Inc.	12,137	447,734
Comerica, Inc.	3,552	190,920
Huntington Bancshares, Inc.	39,286	570,826
International Bancshares Corporation	1,438	87,776
KeyCorp	25,224	374,324
M&T Bank Corporation	4,504	764,599
Old National Bancorp	7,112	146,436
PNC Financial Services Group, Inc. (The)	10,383	1,668,444
Regions Financial Corporation	24,608	502,249
Truist Financial Corporation	33,492	1,284,083
Zions Bancorp NA	3,994	179,610
		6,345,198
Telecommunication Services — 0.8%
Lumen Technologies Inc. (b)	26,703	94,528
Verizon Communications, Inc.	110,580	4,872,155
		4,966,683
Consumer Durables & Apparel — 0.7%
Capri Holdings Ltd. (a)(b)	2,975	44,744
Columbia Sportswear Company	813	50,544
Deckers Outdoor Corporation (b)	4,148	459,723
Ethan Allen Interiors, Inc.	161	4,577
Garmin Ltd. (a)	3,953	738,697
Hanesbrands, Inc. (b)	8,818	40,475
Hasbro, Inc.	3,419	211,636
La-Z-Boy, Inc.	1,152	45,504

5

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
April 30, 2025
(unaudited)	concluded

	SHARES	VALUE
Consumer Durables & Apparel — (continued)
Mattel, Inc. (b)	9,028	$143,455
Meritage Homes Corporation	1,986	135,326
Mohawk Industries, Inc. (b)	1,505	160,057
Newell Brands, Inc.	10,704	51,165
NIKE, Inc., Class B	31,452	1,773,893
PVH Corporation	1,260	86,915
Topgolf Callaway Brands Corporation (b)	4,432	29,295
Under Armour, Inc., Class A (b)	8,561	48,969
Under Armour, Inc., Class C (b)	276	1,501
VF Corporation	9,000	106,920
Whirlpool Corporation	1,452	110,759
Wolverine World Wide, Inc.	2,136	27,875
		4,272,030
Commercial & Professional Services — 0.7%
ACCO Brands Corporation	2,001	7,724
ASGN, Inc. (b)	1,165	58,693
Broadridge Financial Solutions, Inc.	3,124	757,258
Copart, Inc. (b)	22,857	1,394,963
Deluxe Corporation	1,315	19,199
Exponent, Inc.	1,449	114,007
Heidrick & Struggles International, Inc.	612	23,880
HNI Corporation	1,540	65,142
ICF International, Inc.	500	42,480
Interface, Inc.	1,765	33,182
Kelly Services, Inc., Class A	1,229	14,195
ManpowerGroup, Inc.	1,208	52,028
Robert Half, Inc.	2,788	123,508
Steelcase, Inc., Class A	2,335	23,163
Tetra Tech, Inc.	7,247	226,034
TransUnion	5,326	441,845
Veralto Corporation	6,641	636,872
		4,034,173
Consumer Staples Distribution & Retail — 0.4%
Kroger Co. (The)	17,914	1,293,570
Sysco Corporation	12,636	902,210
		2,195,780

	SHARES	VALUE
Automobiles & Components — 0.2%
Aptiv PLC (b)	6,339	$361,703
Autoliv, Inc. (a)	2,063	192,334
BorgWarner, Inc.	5,710	162,050
Harley-Davidson, Inc.	3,202	71,789
Rivian Automotive, Inc., Class A (b)	20,297	277,257
		1,065,133
Utilities — 0.2%
American Water Works Company, Inc.	5,084	747,399
Essential Utilities, Inc.	6,520	268,167
		1,015,566
Healthy Living — 0.0%
United Natural Foods, Inc. (b)	1,653	44,152
Total Common Stocks
(Cost $241,510,044)		615,287,232
TOTAL INVESTMENTS — 99.9%
(Cost $241,510,044)		615,287,232
Other Assets Less Liabilities — 0.1%		369,776
NET ASSETS — 100.0%		$615,657,008

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

(a)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(b)	Non-income producing security.
6

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

April 30, 2025

(unaudited)

COMMON STOCKS — 98.7%
	SHARES	VALUE
Japan — 23.7%
Ajinomoto Company, Inc.	32,100	$656,576
ANA Holdings, Inc.	5,500	105,652
Asahi Kasei Corporation	43,700	304,534
Bridgestone Corporation	19,900	832,122
Concordia Financial Group Ltd.	36,300	234,787
Daikin Industries Ltd.	9,200	1,048,094
Daiwa Securities Group, Inc.	46,900	308,411
FANUC Corporation	33,331	845,930
Fuji Electric Company Ltd.	4,700	208,994
Fujitsu Ltd.	61,500	1,366,251
Hankyu Hanshin Holdings, Inc.	7,900	225,325
Hitachi Ltd.	162,415	4,014,170
Hoya Corporation	12,201	1,435,645
JFE Holdings, Inc.	19,800	230,591
Kao Corp.	16,400	702,273
KDDI Corp.	107,234	1,900,575
Kubota Corporation	34,000	395,094
LY Corporation	100,000	378,202
MatsukiyoCocokara & Company	11,600	212,937
Mitsubishi Chemical Group Corporation	47,100	228,979
Mitsubishi Estate Company Ltd.	37,300	655,211
NEC Corporation	43,100	1,049,176
Nitto Denko Corporation	24,900	437,663
Nomura Research Institute Ltd.	13,414	507,954
Omron Corporation	6,100	181,078
Oriental Land Company Ltd.	37,900	802,703
Pan Pacific International Holdings Corporation	13,500	415,631
Rakuten Group, Inc. (a)	53,000	312,506
Renesas Electronics Corporation	59,200	694,728
Ricoh Company Ltd.	18,500	194,585
Secom Company Ltd.	14,700	540,525
Seiko Epson Corporation	10,189	141,353
Sekisui House Ltd.	20,800	478,196
SG Holdings Company Ltd.	11,200	117,932
Shimadzu Corporation	8,500	217,578
Shiseido Company Ltd.	13,900	228,533
SoftBank Corporation	1,003,970	1,519,253
Sompo Holdings, Inc.	31,184	1,021,934
Sony Group Corporation	215,480	5,684,965
Sumitomo Metal Mining Company, Ltd.	8,800	195,246

	SHARES	VALUE
Japan — (continued)
Sumitomo Mitsui Financial Group, Inc.	130,673	$3,117,494
Sysmex Corporation	17,600	326,712
T&D Holdings, Inc.	17,300	368,120
TDK Corporation	68,100	726,726
TIS, Inc.	7,600	219,360
Tokio Marine Holdings, Inc.	62,300	2,497,132
Tokyu Corp.	18,300	221,944
Toray Industries, Inc.	48,500	309,746
Unicharm Corporation	39,100	363,049
Yamaha Motor Company Ltd.	32,200	252,890
ZOZO, Inc.	13,900	141,161
		39,576,226
Canada — 12.9%
Agnico Eagle Mines Ltd.	17,538	2,061,281
Bank of Nova Scotia (The)	43,615	2,182,332
CGI, Inc.	7,149	758,045
Dollarama, Inc.	9,727	1,200,176
Element Fleet Management Corporation	14,132	309,477
FirstService Corporation	1,418	248,875
Gildan Activewear, Inc.	4,757	219,217
iA Financial Corporation, Inc.	3,286	319,209
Metro, Inc.	7,369	567,882
National Bank of Canada	13,763	1,208,780
Nutrien Ltd.	17,155	979,326
Open Text Corporation	9,145	247,564
RB Global, Inc.	6,461	651,115
Saputo, Inc.	8,796	171,632
Shopify, Inc. (a)	42,461	4,038,507
Sun Life Financial, Inc.	20,171	1,201,978
TELUS Corporation	17,192	264,627
Toronto-Dominion Bank (The)	61,293	3,916,510
West Fraser Timber Company Ltd.	1,927	142,673
WSP Global, Inc.	4,568	809,688
		21,498,894
Switzerland — 10.1%
ABB Ltd.	55,318	2,921,205
Alcon, Inc.	17,506	1,700,791

1

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
April 30, 2025
(unaudited)	continued

	SHARES	VALUE
Switzerland — (continued)
Banque Cantonale Vaudoise	1,040	$127,993
Coca-Cola HBC AG (a)	7,620	396,778
DSM-Firmenich AG	6,490	705,053
Givaudan SA	323	1,558,174
Julius Baer Group Ltd.	7,186	465,970
Kuehne + Nagel International AG	1,693	389,869
Lonza Group AG	2,529	1,817,000
SGS SA	5,311	518,648
SIG Group AG (a)	10,495	202,436
Sonova Holding AG	1,786	549,008
Swiss Re AG	10,556	1,894,733
Zurich Insurance Group AG	5,122	3,632,665
		16,880,323
United Kingdom — 9.7%
3i Group PLC	34,057	1,930,615
Admiral Group PLC	9,133	397,193
Associated British Foods PLC	11,418	314,721
Auto Trader Group PLC (b)	31,441	353,213
Barratt Redrow PLC	48,743	303,858
Croda International PLC	4,574	180,542
Informa PLC	46,620	455,402
Intertek Group PLC	5,612	344,641
Kingfisher PLC	64,151	246,550
Land Securities Group PLC REIT	24,969	197,849
Legal & General Group PLC	207,485	653,340
M&G PLC	80,729	224,006
Mondi PLC	15,382	233,473
Pearson PLC	21,008	336,763
Phoenix Group Holdings PLC	24,239	193,909
RELX PLC	65,118	3,553,617
Schroders PLC	28,211	124,295
Segro PLC REIT	44,866	408,105
Unilever PLC	86,769	5,524,251
Whitbread PLC	6,102	211,916
		16,188,259
France — 9.1%
AXA SA	62,028	2,933,769
Cie Generale des Etablissements Michelin SCA	23,503	859,432

	SHARES	VALUE
France — (continued)
Credit Agricole SA	37,265	$698,988
Danone SA	22,614	1,945,918
Eurazeo SE	1,444	105,588
Hermes International SCA	1,109	3,050,050
Publicis Groupe SA	7,987	812,680
Rexel SA	7,952	220,942
Schneider Electric SE	19,147	4,473,765
		15,101,132
Netherlands — 8.2%
Akzo Nobel NV	6,007	379,262
Argenx SE (a)	2,112	1,365,346
ASML Holding NV	10,924	7,313,228
Koninklijke KPN NV	136,559	635,269
Prosus NV (a)	47,842	2,243,127
QIAGEN NV (a)	7,627	327,328
Wolters Kluwer NV	8,357	1,475,553
		13,739,113
Australia — 5.4%
ASX Ltd.	6,777	306,868
BlueScope Steel Ltd.	15,119	231,563
Brambles Ltd.	48,481	637,103
Cochlear Ltd.	2,278	398,937
CSL Ltd.	16,928	2,717,091
Goodman Group	71,056	1,360,250
GPT Group (The) REIT	67,519	200,144
Northern Star Resources Ltd.	47,849	587,747
QBE Insurance Group Ltd.	52,947	731,704
Suncorp Group Ltd.	37,700	490,240
Transurban Group	108,933	981,611
WiseTech Global Ltd.	6,463	367,496
		9,010,754
Denmark — 5.0%
Novo Nordisk A/S, Class B	99,445	6,649,048
Novonesis (Novozymes) B	12,340	801,574
Pandora A/S	2,861	425,897
Vestas Wind Systems A/S	35,440	472,493
		8,349,012
2

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
April 30, 2025
(unaudited)	continued

	SHARES	VALUE
Germany — 3.5%
adidas AG	5,983	$1,376,684
Deutsche Boerse AG	6,588	2,122,026
GEA Group AG	5,429	354,198
Henkel AG & Company KGaA	3,637	256,708
Henkel AG & Company KGaA (c)	5,952	462,286
LEG Immobilien SE	2,559	216,932
Merck KGaA	4,509	627,764
Puma SE	3,537	91,331
Zalando SE (a)(b)	7,852	286,735
		5,794,664
Hong Kong — 2.2%
AIA Group Ltd.	378,449	2,835,689
Hang Seng Bank Ltd.	26,517	370,145
MTR Corporation Ltd.	55,167	190,455
Sino Land Company Ltd.	141,793	145,720
Swire Pacific Ltd. A Shares	14,500	125,391
		3,667,400
Italy — 1.7%
FinecoBank Banca Fineco SpA	21,363	427,507
Generali	32,955	1,204,472
Mediobanca Banca di Credito Finanziario SpA	17,505	358,060
Moncler SpA	8,205	506,436
Poste Italiane SpA (b)	15,809	320,889
		2,817,364
Finland — 1.5%
Elisa Oyj	4,925	262,748
Kesko Oyj B Shares	9,693	222,547
Kone Oyj, Class B	11,851	733,978
Metso Oyj	21,969	238,717
Sampo Oyj A Shares	84,578	847,380
Stora Enso Oyj R Shares	20,669	191,987
		2,497,357
Sweden — 1.5%
Boliden AB (a)	9,694	297,024

	SHARES	VALUE
Sweden — (continued)
Essity AB, Class B	21,463	$620,690
Svenska Cellulosa AB SCA, Class B	21,374	276,378
Svenska Handelsbanken AB A Shares	51,310	671,639
Tele2 AB B Shares	18,983	280,076
Telia Company AB	83,252	312,734
		2,458,541
Spain — 1.2%
Amadeus IT Group SA	15,774	1,241,661
Cellnex Telecom SA (b)	18,492	748,384
		1,990,045
Norway — 1.1%
DNB Bank ASA	31,342	783,491
Gjensidige Forsikring ASA	6,914	161,780
Mowi ASA	16,209	297,216
Orkla ASA	24,409	272,220
Telenor ASA	21,281	319,640
		1,834,347
Belgium — 0.6%
Ageas SA	5,243	328,832
KBC Group NV	8,066	743,781
		1,072,613
Ireland — 0.5%
James Hardie Industries PLC (a)	15,195	356,651
Kerry Group PLC, Class A	5,209	551,452
		908,103
Singapore — 0.5%
CapitaLand Ascendas REIT	129,800	264,490
CapitaLand Integrated Commercial Trust REIT	203,900	335,566
CapitaLand Investment Ltd.	82,911	174,741
		774,797

3

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
April 30, 2025
(unaudited)	concluded

	SHARES	VALUE
Jersey — 0.2%
WPP PLC	37,565	$291,209

New Zealand — 0.1%
Meridian Energy Ltd.	45,271	147,363
Total Common Stocks
(Cost $125,178,202)		164,597,516

SHORT-TERM INVESTMENTS — 0.3%
UMB Money Market Fiduciary Account, 0.01% (d) (Cost $494,384)		494,384
Total Short-term Investments
(Cost $494,384)		494,384
TOTAL INVESTMENTS — 99.0%
(Cost $125,672,586)		165,091,900
Other Assets Less Liabilities — 1.0%		1,730,998
NET ASSETS — 100.0%		$166,822,898

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $1,709,221.
(c)	Preference shares.
(d)	The rate quoted is the annualized seven-day yield of the fund at the period end.
4

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

April 30, 2025

(unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At April 30, 2025	Unrealized Appreciation (Depreciation)
Australian Dollar	Bank of Montreal	AUD per USD	6/18/2025	110,000	$69,150	$70,499	$1,349
Australian Dollar	Toronto Dominion	AUD per USD	6/18/2025	120,000	74,328	76,909	2,581
British Pound	Bank of Montreal	GBP per USD	6/18/2025	80,000	103,399	106,635	3,236
British Pound	Morgan Stanley	GBP per USD	6/18/2025	70,000	90,303	93,306	3,003
Canadian Dollar	Bank of Montreal	CAD per USD	6/18/2025	316,467	220,849	230,145	9,296
Euro	JP Morgan	EUR per USD	6/18/2025	70,000	76,097	79,553	3,456
Euro	Citigroup	EUR per USD	6/18/2025	220,000	239,332	250,024	10,692
Euro	Morgan Stanley	EUR per USD	6/18/2025	80,000	86,789	90,918	4,129
Japanese Yen	Citigroup	JPY per USD	6/18/2025	56,870,000	387,766	399,979	12,213
Japanese Yen	Goldman Sachs	JPY per USD	6/18/2025	15,110,000	102,144	106,272	4,128
Swedish Krona	Citigroup	SEK per USD	6/18/2025	1,050,000	106,642	108,974	2,332
					$1,556,799	$1,613,214	$56,415

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At April 30, 2025	Unrealized Appreciation (Depreciation)
British Pound	Morgan Stanley	GBP per USD	6/18/2025	(40,000)	$(53,294)	$(53,318)	$(24)
Euro	Morgan Stanley	EUR per USD	6/16/2025	(40,000)	(45,677)	(45,459)	218
Euro	Citigroup	EUR per USD	6/18/2025	(40,000)	(43,412)	(45,459)	(2,047)
Euro	Toronto Dominion	EUR per USD	6/18/2025	(40,000)	(44,373)	(45,459)	(1,086)
Japanese Yen	JP Morgan	JPY per USD	6/18/2025	(32,020,000)	(214,928)	(225,203)	(10,275)
Japanese Yen	Bank of Montreal	JPY per USD	6/18/2025	(10,050,000)	(69,922)	(70,684)	(762)
Swedish Krona	JP Morgan	SEK per USD	6/18/2025	(790,000)	(79,406)	(81,989)	(2,583)
Switzerland Franc	Toronto Dominion	CHF per USD	6/18/2025	(183,208)	(209,643)	(223,362)	(13,719)
					$(760,655)	$(790,933)	$(30,278)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$796,144	$822,281	$26,137

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Switzerland Franc

EUR – Euro

GBP – British Pound

JPY – Japanese Yen

SEK – Swedish Krona